Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance Sheet Components
Schedule of property and equipment balances, net

	June 30,	December 31,
(in thousands)	2023	2022
Equipment	$1,745	$1,712
Office furniture	364	364
Leasehold improvements	197	191
Construction in progress	22	—
Property and equipment, gross	2,328	2,267
Less accumulated depreciation and amortization	(921)	(778)
Total Property and equipment, net	$1,407	$1,489

	December 31,
(in thousands)	2021	2022
Equipment	$1,207	$1,712
Office furniture	305	364
Leasehold improvements	177	191
Construction in progress	16	—
Property and equipment, gross	1,705	2,267
Less accumulated depreciation and amortization	(585)	(778)
Total Property and equipment, net	$1,120	$1,489

Schedule of accrued expenses

	June 30,	December 31,
(in thousands)	2023	2022
Accrued compensation	$1,954	$2,480
Clinical trial accruals	895	1,003
Other accrued expenses	977	1,893
Total accrued expenses	$3,826	$5,376

	December 31,
(in thousands)	2021	2022
Accrued compensation	$1,319	$2,480
Deferred offering and merger costs	100	—
Deferred lease liability	45	—
Clinical trial accruals	39	1,003
Other accrued expenses	531	1,893
Total accrued expenses	$2,034	$5,376